Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses
Schedule of prepaid expenses

 Schedule of prepaid expenses

	2021	2020

	358,287	223,394
Advertisements not released (i)	86,154	1,679
Rentals and insurance	67,034	69,208
Incremental costs for obtaining contracts with customers (ii)	153,988	125,114
IT Services (iii)	28,626	10,535
Other	22,485	16,858
Current portion	(275,148)	(149,796)
Non-current portion	83,139	73,598

(i)	Represent prepaid payments of advertising expenses for products and services of the TIM brand that are recognized in the result according to the period of serving the advertisement.
(ii)

It is substantially represented by incremental costs related to sales commissions paid to partners for obtaining customer contracts arising from the adoption of IFRS 15, which are deferred to the result in accordance with the term of the contract and/or economic benefit, usually from 1 to 2 years.

(iii)	They represent prepayments of IT services expenses for network migration of information to the “cloud.”